CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	9 Months Ended		12 Months Ended
	Oct. 31, 2015	Oct. 31, 2014	Jan. 31, 2015	Jan. 31, 2014
Cash flows from operating activities:
Net income (loss)	$ (1,217,631)	$ 4,316,525	$ 4,115,431	$ (2,318,047)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	19,012	20,978	27,324	32,827
Amortization of deferred financing charges	0	34,247	38,052	7,611
Amortization of debt discount	668,835	342,885	403,579	12,916
(Gain) loss on settlement of debt	(72,308)	(5,322,943)	(5,322,943)	0
(Gain) loss on change in fair value of warrant liability	(70,766)	(396,686)	(482,697)	31,873
Share based compensation	37,491	8,424	11,232	240,622
Common shares issued for third party services	10,320	71,500	54,000	61,938
Common shares issued pursuant to legal settlement			17,500	0
Warrants issued for third party services	0	6,440	0	29,823
Warrants issued pursuant to legal settlement			6,440	0
Changes in assets and liabilities:
Prepaid expenses	12,072	(74,005)	(79,179)	(447)
Other current assets	(100)	0	(52)	(1,000)
Accounts payable and accrued expenses	86,855	3,355	(3,329)	122,780
Accrued wages related parties	69,000	48,000	64,000	64,000
Accrued interest	32,691	171,415	190,283	492,442
Cash flows used in operating activities:	(424,529)	(769,865)	(960,359)	(1,222,662)
Cash flows from investing activities:
Purchase of equipment	(4,303)	(9,870)	(9,870)	(1,418)
Net cash used in investing activities	(4,303)	(9,870)	(9,870)	(1,418)
Cash flows from financing activities:
Payments on long-term debt	(4,434)	(4,146)	(5,594)	(5,090)
Cash paid on deferred financing costs			0	(15,500)
Principal activity on convertible promissory notes	200,000	400,000	500,000	450,000
Proceeds from the issuance of common stock, net of expenses	184,126	474,250	474,251	732,043
Net cash provided by financing activities	379,692	870,104	968,657	1,161,453
Increase (decrease) in cash and cash equivalents	(49,140)	90,369	(1,572)	(62,627)
Cash and cash equivalents, beginning of period	53,517	55,089	55,089	117,716
Cash and cash equivalents, end of period	4,377	145,458	53,517	55,089
Supplemental disclosure of cash flow information:
Income tax paid	0	0	0	0
Interest paid	7,169	7,970	10,587	17,595
Supplemental disclosure of non-cash items:
Cashless exercise of common stock purchase warrants			0	61
Settlement of accounts payable through issuance of common stock			0	20,000
Stock subscription receivable	0	55,673	55,673	0
Resolutions of derivative liabilities due to debt conversions	750,615	169,474	256,748	0
Warrants reclassed to derivative liabilities	0	520,552	520,552	0
Debt discounts due to derivative liabilities	497,031	325,030	382,173	0
Derivative liability for newly granted warrants	49,553	6,440
Common stock issued for conversion of debt and interest	778,459	279,720	424,180	0
Original issue discount	$ 16,000	$ 23,750	$ 28,750	$ 47,500